Federated Hermes International Small-Mid Company Fund
Portfolio of Investments
August 31, 2025 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—93.3%
		Australia—4.7%
310,000		DEXUS	$ 1,519,714
748,979	[1,2,3]	DroneShield Ltd.	1,595,082
175,000		Orica Ltd.	2,510,609
210,000		QBE Insurance Group Ltd.	2,973,429
600,000		South32 Ltd.	1,063,795
604,515		Steadfast Group Ltd.	2,401,393
85,000		Technology One Ltd.	2,221,063
52,000		Wisetech Global Ltd.	3,446,706
		TOTAL	17,731,791
		Austria—1.0%
16,500		BAWAG Group AG	2,132,128
30,000		Vienna Insurance Group	1,554,471
		TOTAL	3,686,599
		Brazil—1.0%
135,000		Patria Investments Ltd.	1,827,900
240,000		Totvs SA	1,907,836
		TOTAL	3,735,736
		Canada—7.9%
131,000		Alamos Gold, Inc.	3,991,000
57,000		Cameco Corp.	4,409,422
30,000		CCL Industries, Inc., Class B	1,797,138
29,000		Dollarama, Inc.	3,954,229
45,000		Gildan Activewear, Inc.	2,456,839
60,000		Teck Resources Ltd., Class B	2,051,626
20,000	[1]	The Descartes Systems Group, Inc.	1,998,762
91,000		The North West Company Fund	3,343,547
90,000		TMX Group, Inc.	3,594,495
260,000	[3]	Whitecap Resources, Inc.	1,957,549
		TOTAL	29,554,607
		Chile—1.2%
400,000		Lundin Mining Corp.	4,628,099
		Denmark—1.3%
65,000		Rockwool AS	2,458,948
32,070		Sydbank AS	2,432,372
		TOTAL	4,891,320
		Finland—0.9%
255,000		Metso Corp.	3,296,940
		France—3.0%
7,700	[1]	Abivax SA, ADR	623,931
19,500		Gaztransport Et Technigaz	3,636,704
12,300		Nexans SA	1,871,996
72,000		Planisware SA	1,547,239
13,400	[1]	Soitec	555,068
11,500		Vusion Group	2,881,349
		TOTAL	11,116,287

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—9.7%
32,000	[1]	Birkenstock Holding PLC	$ 1,668,160
37,000		CTS Eventim AG	3,469,059
250,000		Deutz AG	2,607,554
40,000		Fielmann Group AG	2,428,396
12,000		Heidelberg Materials AG	2,844,406
17,654	[1]	Innoscripta SE	2,500,334
6,100		MTU Aero Engines AG	2,724,970
12,000		Nemetschek AG	1,661,213
90,000		NORMA Group	1,678,782
44,119	[1]	Pfisterer Holding SE	3,315,419
110,000		Puma SE	2,772,699
32,855		RENK Group AG	2,399,675
2,131		Rheinmetall AG	4,212,780
74,000		Stabilus SE	2,050,416
		TOTAL	36,333,863
		Greece—0.7%
343,128		Piraeus Financial Holdings SA	2,628,882
		Hong Kong—0.4%
175,000		ASM Pacific Technology Ltd.	1,572,445
		India—0.6%
375,000		Varun Beverages Ltd.	2,069,737
		Ireland—1.5%
210,777		Bank of Ireland Group PLC	3,118,507
3,840	[1]	ICON PLC	683,290
39,500		Smurfit WestRock PLC	1,863,322
		TOTAL	5,665,119
		Israel—1.3%
5,000	[1]	CyberArk Software, Ltd.	2,266,300
18,500	[1,3]	NICE Ltd., ADR	2,614,975
		TOTAL	4,881,275
		Italy—5.8%
21,500		Brunello Cucinelli SpA	2,489,653
43,000		Buzzi Unicem SpA	2,187,591
150,000		Davide Campari-Milano NV	1,127,759
300,000	[3]	Ermenegildo Zegna NV	2,532,000
120,000		FinecoBank Banca Fineco SpA	2,638,541
43,000		Finmeccanica SpA	2,450,663
120,000		Iveco Group NV	2,581,406
100,000		Lottomatica Group SpA	2,721,198
35,000		Prysmian SpA	3,063,226
		TOTAL	21,792,037
		Japan—17.9%
212,000		Aisin Corp.	3,485,603
135,000		Asahi Group Holdings Ltd.	1,704,600
70,000		Asics Corp.	1,897,150
180,000		Azbil Corp.	1,803,723
45,000		BayCurrent Consulting, Inc.	2,561,412
104,000		Daiei Kankyo Co., Ltd.	2,364,323
114,000		Daifuku Co. Ltd.	3,614,024
10,000		Disco Corp.	2,776,532
23,500		Horiba Ltd.	1,744,872

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
32,000		IHI Corp.	$ 3,320,155
120,000		Japan Elevator Service Holdings Co. Ltd.	3,151,653
3,220		Japan Hotel REIT Investment Corp.	1,894,049
35,000		Kawasaki Heavy Industries Ltd.	2,141,654
160,000	[3]	Kohoku Kogyo Co., Ltd.	3,244,989
65,000		Kurita Water Industries Ltd.	2,214,796
113,000		Kusuri No Aoki Holdings Co., Ltd.	3,010,285
80,000		Nippon Sanso Holdings Corp.	2,909,680
21,000		Nitori Holdings Co., Ltd.	1,938,581
80,000		Pan Pacific International Holdings Corp.	2,890,273
95,000	[1,3]	PKSHA Technology, Inc.	2,342,917
322,700		Resona Holdings, Inc.	3,215,147
163,000		Rohm Co., Ltd.	2,384,846
89,000		Shimadzu Corp.	2,177,052
105,000		Simplex Holdings, Inc.	3,257,296
90,000		Sompo Holdings, Inc.	2,909,784
67,000		Toppan Holdings, Inc.	1,726,702
		TOTAL	66,682,098
		Macau—1.0%
1,855,600		MGM China Holdings Ltd.	3,793,389
		Mexico—1.1%
115,000		Gruma SA, Class B	1,976,956
543,220		Prologis Property Mexico SA de CV	2,000,058
		TOTAL	3,977,014
		Netherlands—2.9%
26,000		Akzo Nobel NV	1,791,252
5,900	[1]	Argenx SE, ADR	4,201,980
2,500		ASM International NV	1,199,760
22,000		Euronext NV	3,630,338
		TOTAL	10,823,330
		New Zealand—0.6%
20,841	[1]	Xero Ltd.	2,229,908
		Norway—1.3%
250,000		Norsk Hydro ASA	1,620,605
157,000		Subsea 7 SA	3,276,451
		TOTAL	4,897,056
		Poland—2.1%
60,000		Diagnostyka Spolka Akcyjna	3,334,383
140,000		Powszechny Zaklad Ubezpieczen SA	2,326,591
366,667	[1]	Zabka Group SA	2,193,541
		TOTAL	7,854,515
		Portugal—0.9%
3,873,509		Banco Comercial Portugues SA	3,280,077
		Singapore—0.5%
130,000	[1]	Grab Holdings Ltd.	648,700
1,400,000		Mapletree Logistics Trust	1,330,004
		TOTAL	1,978,704
		South Africa—0.7%
100,000		Clicks Group, Ltd.	2,119,906
7,162		Valterra Platinum Ltd.	325,563
		TOTAL	2,445,469

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		South Korea—1.3%
45,000		Hana Financial Holdings	$ 2,655,785
3,400		Hanwha Aerospace Co. Ltd.	2,160,653
		TOTAL	4,816,438
		Spain—3.4%
160,000		Bankinter SA	2,384,387
35,000		Cellnex Telecom, SA	1,244,794
272,962		Laboratorios Almirall SA	3,567,580
105,000		Logista Integral SA	3,438,786
150,000		Merlin Properties SOCIMI SA	2,235,773
		TOTAL	12,871,320
		Sweden—1.2%
50,000		Hemnet Group AB	1,300,272
98,573	[1]	Swedish Orphan Biovitrum AB	2,993,393
		TOTAL	4,293,665
		Switzerland—2.9%
94,700		Adecco Group AG	3,032,577
2,940		Dormakaba Holdings AG	2,735,109
27,522	[1]	Moonlake Immunotherapeutics	1,534,351
32,000	[1]	On Holding AG	1,442,560
10,700		Tecan AG	2,212,305
		TOTAL	10,956,902
		Thailand—0.3%
800,000		Central Pattana PCL - NVDR	1,271,190
		Turkey—0.3%
330,000		Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	948,268
		United Kingdom—13.9%
61,651		Anglo American PLC	1,897,113
45,000		Ashtead Group PLC	3,309,571
59,000	[1,3,4]	AstraZeneca PLC - Rights	32,450
580,000		B&M European Value Retail SA	1,886,232
220,000		Babcock International Group PLC	3,019,904
420,000		Baltic Classifieds Group PLC	1,874,695
280,800		Barratt Redrow PLC	1,365,787
560,000		Bridgepoint Group Ltd.	2,551,171
110,000	[1]	Burberry Group PLC	1,906,665
800,000		Centrica PLC	1,740,110
35,000		Cranswick PLC	2,412,484
30,500		DCC PLC	1,940,252
49,000		Diploma PLC	3,580,927
240,238		Ferrari NV	2,467,444
85,000		IMI PLC	2,614,133
260,000		Melrose Industries PLC	2,067,395
14,000		Next PLC	2,262,968
560,000		PageGroup PLC	1,791,561
180,000		Rightmove PLC	1,808,903
100,000		Sage Group PLC/The	1,468,699
70,000		TechnipFMC PLC	2,573,200
310,000		Travis Perkins PLC	2,496,302
180,000		Unite Group PLC	1,701,207

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	United Kingdom—continued
90,000	Weir Group PLC/The	$ 2,998,751
	TOTAL	51,767,924
	TOTAL COMMON STOCKS (IDENTIFIED COST $251,669,839)	348,472,004
	PREFERRED STOCKS—0.4%
	Germany—0.4%
31,519	Fuchs Petrolub SE (IDENTIFIED COST $1,790,762)	1,512,153
	EXCHANGE-TRADED FUND—0.6%
1,000,000	ChinaAMC Hang Seng Biotech ETF (IDENTIFIED COST $1,999,982)	2,163,465
	INVESTMENT COMPANY—8.5%
31,884,496	Federated Hermes Government Obligations Fund, Premier Shares, 4.22%[5] (IDENTIFIED COST $31,884,496)	31,884,496
	TOTAL INVESTMENT IN SECURITIES—102.8% (IDENTIFIED COST $287,345,079)	384,032,118
	OTHER ASSETS AND LIABILITIES - NET—(2.8%)[6]	(10,375,393)
	NET ASSETS—100%	$373,656,725
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 11/30/2024	$7,734,864
Purchases at Cost	$121,386,250
Proceeds from Sales	$(97,236,618)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 8/31/2025	$31,884,496
Shares Held as of 8/31/2025	31,884,496
Dividend Income	$505,158

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2025, these restricted securities amounted to $1,595,082, which represented 0.4% of net assets.

Additional information on restricted securities held at August 31, 2025, is as follows:
Security	Acquisition Date	Cost	Value
DroneShield Ltd.	6/5/2025	$795,259	$1,595,082

3	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers. As of August 31, 2025, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$10,449,943	$10,904,276

4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at August 31, 2025.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$62,684,903	$285,754,651	$32,450	$348,472,004
Preferred Stocks
International	—	1,512,153	—	1,512,153
Exchange-Traded Fund	—	2,163,465	—	2,163,465
Investment Company	31,884,496	—	—	31,884,496
TOTAL SECURITIES	$94,569,399	$289,430,269	$32,450	$384,032,118

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
NVDR	—Non-Voting Depositary Receipt
REIT	—Real Estate Investment Trust